Dividends, Textual (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 JPY (¥)	Sep. 30, 2019 $ / shares	Sep. 30, 2019 JPY (¥)	Jun. 30, 2019 $ / shares	Jun. 30, 2019 JPY (¥)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 JPY (¥) ¥ / shares	Dec. 31, 2019 USD ($) dividend $ / shares	Dec. 31, 2018 USD ($) dividend $ / shares	Dec. 31, 2018 JPY (¥) dividend ¥ / shares
Series B Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend									4	1	1
Preferred stock dividends, cash paid quarterly (per share)									$ 0.50	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $										$ 234
Preferred stock dividend, final portion (in USD per share)										$ 0.11667
Series C Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend										4	4
Preferred stock dividends, cash paid quarterly (per share)										$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $									$ 4,600	$ 4,600
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share)									$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $									$ 6,400	$ 6,400
Quarterly Dividend One | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)	$ 1,269.45		$ 1,281.22		$ 1,234.68		$ 1,217.40	¥ 134,924.92		$ 298.52	¥ 32,981.64
Quarterly Dividend Two | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)										$ 1,231.37	¥ 137,923.25
Payments of ordinary dividends, preferred stock and preference stock		¥ 137,923.25		¥ 137,923.25		¥ 136,424.08	$ 500	¥ 54,719,550.00		$ 153	¥ 17,090,489.00
Quarterly Dividend Three | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (per share) | (per share)										$ 1,226.52	¥ 137,923.25
Dividends									$ 123		¥ 13,792,325.00